ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

23.         ASSET RETIREMENT OBLIGATIONS

The Group operates within the requirements of numerous regulations at the local, province, and national levels regarding issues such as the handling and disposal of hazardous chemicals, wastewater treatment and effluent and emissions limitations among others. From a practical standpoint, certain environmental contamination cannot be reasonably determined until a facility or asset is retired or an event occurs that otherwise requires the facility to be tested and monitored. In the absence of such requirements to test for environmental contamination prior to an asset or facility retirement, the Group has concluded that it cannot reasonably estimate the cost associated with such environmental-related asset retirement obligations (“ARO”).

In addition, the Group anticipates operating its manufacturing facilities indefinitely into the future thereby rendering the potential range of settlement dates as indeterminate. Therefore, the Group has not recorded any AROs to recognize legal obligations associated with the retirement of tangible long-lived assets.